Significant Accounting Policies (Narrative) (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Statement Line Items [Line Items]
General and administrative expenses		€ 2,201	€ 1,044
Euro [Member]
Statement Line Items [Line Items]
Rate of exchange	0.835
USD [Member]
Statement Line Items [Line Items]
Rate of exchange	1.00
Bottom of range [Member]
Statement Line Items [Line Items]
Percentage of hedge	80.00%
Top of range [member]
Statement Line Items [Line Items]
Percentage of hedge	125.00%